Voya VACS Series EMHCD Fund Average Annual Total Returns - No Class			12 Months Ended	34 Months Ended
		Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent			14.58%	11.74%
Performance Inception Date		Feb. 17, 2023
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.27%	8.08%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.67%	7.51%
Bloomberg Global Aggregate Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.17%	3.87%
J.P. Morgan EMBI Global Diversified[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		14.30%	10.71%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.